BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Catalyst Group Entertainment Llc [Member]
Current assets
Cash	$ 1,670	$ 4,726		$ 4,726
Total current assets	1,670	4,726		4,726
Total Assets	1,670	4,726		4,726
Current liabilities
Accounts payable and accrued liabilities
Due to related party
Total current liabilities
Total liabilities
Members’ deficit	1,670	4,726	$ 4,726	4,726	$ 35,100
Total Liabilities and Members’ deficit	1,670	4,726		4,726
Iqi Media Inc [Member]
Current assets
Cash	1,512	1,836		79
Prepaid expenses	2,637	2,637		2,637
Total current assets	4,150	4,473		2,716
Total Assets	4,150	4,473		2,716
Current liabilities
Accounts payable and accrued liabilities	11,872	12,065		10,244
Due to related party	58,350	51,550		26,500
Total current liabilities	70,222	63,615		36,744
Total liabilities	70,222	63,615		36,744
Members’ deficit	(66,073)	(59,142)	$ (37,585)	(34,028)	$ (1,269)
Total Liabilities and Members’ deficit	$ 4,150	$ 4,473		$ 2,716